Subsequent Events - Schedule of financings after period end (Details) - Subsequent Event - USD ($) $ in Millions	Mar. 09, 2020	Feb. 19, 2020
Overlook at King of Prussia
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Overlook at King of Prussia | Overlook at King of Prussia, King of Prussia, PA | Overlook at King of Prussia | Mortgages
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Interest Rate		3.82%
Amount		$ 40.8
Winslow Bay Commons
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Winslow Bay Commons | Winslow Bay Commons, Mooresville, NC | Winslow Bay Commons | Mortgages
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Interest Rate		3.82%
Amount		$ 25.8
Birkdale Village
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Birkdale Village | Birksdale Village, Huntersville, NC | Birkdale Village | Mortgages
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Interest Rate		4.30%
Amount		$ 78.4
Marketplace at Mill Creek
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Marketplace at Mill Creek | Marketplace at Mill Creek, Buford, GA | Marketplace at Mill Creek | Mortgages
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Interest Rate		3.82%
Amount		$ 39.6
Pacific City
Subsequent Event [Line Items]
Ownership Percentage	100.00%
Pacific City | Pacific City, Huntington Beach, CA | Pacific City | Mortgages
Subsequent Event [Line Items]
Ownership Percentage	100.00%
Amount	$ 105.0
Pacific City | Pacific City, Huntington Beach, CA | Pacific City | Mortgages | LIBOR
Subsequent Event [Line Items]
Interest Rate	2.00%
PC Borrower, LLC
Subsequent Event [Line Items]
Ownership Percentage	70.00%
Amount	$ 73.5
PC Borrower, LLC | LIBOR
Subsequent Event [Line Items]
Interest Rate	2.00%
DDRTC Core Retail Fund, LLC
Subsequent Event [Line Items]
Ownership Percentage		85.00%
Amount		$ 156.8
SITE Centers Corp in DDRTC Core Retail Fund, LLC
Subsequent Event [Line Items]
Ownership Percentage		15.00%
DJM Capital in PC Borrower, LLC
Subsequent Event [Line Items]
Ownership Percentage	30.00%